UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6490

Dreyfus Premier Investment Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 12/31/08

Date of reporting period: 3/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS ENHANCED INCOME FUND
- DREYFUS GLOBAL REAL ESTATE SECURITIES FUND
- DREYFUS LARGE CAP EQUITY FUND
- DREYFUS LARGE CAP GROWTH FUND
- DREYFUS LARGE CAP VALUE FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Enhanced Income Fund
March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--21.1%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Home Equity Loans--4.7%
Securitized Asset Backed
Receivables, Ser. 2006-WM4,
Cl. A2C	0.68	11/25/36	1,000,000 a	259,320

Electric--2.7%
Public Service Electricity & Gas,
First Mortgage Bonds	2.21	3/12/10	150,000 a	148,515

Residential Mortgage Pass-Through Ctfs.--4.6%
Indymac Index Mortgage Loan Trust,
Ser. 2006-AR35, Cl. 2A2	0.62	1/25/37	128,347 a	119,189
Structured Adjustable Rate
Mortgage Loan Trust,
Ser. 2005-23, Cl. 1A1	5.45	1/25/36	479,972 a	137,596
				256,785
U.S. Government Agencies--9.1%
Federal National Mortgage
Association, Notes	2.00	1/9/12	500,000 b	505,380

Total Bonds and Notes
(cost $2,257,264)				1,170,000
			Principal
Short-Term Investments--123.0%			Amount ($)	Value ($)
Commerical Paper--11.7%
Caisse D'Amort De La Soc.
0.66%, 4/27/09			150,000	149,928
Gemini Securitization
0.50%, 4/2/09			250,000	249,997
General Electric Capital
0.22%, 4/8/09			100,000	99,996

San Paolo IMI US Financial
0.98%, 4/21/09	150,000	149,918
		649,839
U.S. Government Agencies--111.3%
Federal Home Loan Banks, Discount
Notes, 0.01%, 4/1/09	4,000,000	4,000,000
Federal Home Loan Banks, Discount
Notes, 0.33%, 4/20/09	1,000,000	999,987
Federal Home Loan Mortgage Corp.,
Discount Notes, 1.25%, 6/25/09	450,000 b	448,672
Federal National Mortgage
Association, Discount Notes, 1.25%, 7/1/09	450,000 b	449,789
Federal Natonal Mortgage
Association, Discount Notes, 1.15%, 12/1/09	280,000 b	277,818
		6,176,266
Total Short-Term Investments
(cost $6,824,732)		6,826,105

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $87,000)	87,000 [c]	87,000

Total Investments (cost $9,168,996)	145.6%	8,083,105
Liabilities, Less Cash and Receivables	(45.6%)	(2,532,453)
Net Assets	100.0%	5,550,652

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,168,996.

Net unrealized depreciation on investments was $1,085,891 of which $6,807 related to appreciated investment securities and $1,092,698 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	87,000	7,996,105	0	8,083,105
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
March 31, 2009 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Australia--8.1%
CFS Retail Property Trust	827,260	938,445
Westfield Group	302,990	2,114,138
		3,052,583
Canada--3.4%
Allied Properties Real Estate Investment Trust	12,610	128,520
Boardwalk Real Estate Investment Trust	16,590	342,116
RioCan Real Estate Investment Trust	80,100	797,315
		1,267,951
Finland--.7%
Citycon	130,060	252,285
France--6.6%
Mercialys	5,970	172,912
Unibail-Rodamco	16,220	2,297,871
		2,470,783
Hong Kong--16.8%
China Overseas Land & Investment	390,720	611,415
China Resources Land	465,000	718,293
Hang Lung Properties	347,000	815,102
Henderson Land Development	161,000	612,988
Hongkong Land Holdings	63,000	143,796
Link REIT	582,500	1,150,280
New World Development	238,000	237,465
Sun Hung Kai Properties	225,000	2,015,491
		6,304,830
Japan--13.3%
Japan Real Estate Investment	78	602,311
Japan Retail Fund Investment	69	265,440
Mitsubishi Estate	120,000	1,369,803
Mitsui Fudosan	123,000	1,349,167
Nippon Building Fund	90	778,619
Sumitomo Realty & Development	35,000	390,773
United Urban Investment	58	235,986
		4,992,099
Netherlands--2.0%
Corio	11,810	488,612
Wereldhave	3,890	272,187
		760,799
Singapore--2.7%
Ascendas Real Estate Investment Trust	430,000	345,418
CapitaLand	292,000	448,838

CapitaMall Trust	272,900	237,289
		1,031,545
Sweden--.8%
Castellum	57,400	323,335
Switzerland--1.7%
PSP Swiss Property	15,240	642,643
United Kingdom--5.0%
British Land	137,180	710,071
Great Portland Estates	48,050	168,052
Hammerson	121,650	444,227
Helical Bar	29,090	120,001
Segro	1,364,350	445,361
		1,887,712
United States--34.5%
Alexandria Real Estate Equities	5,230	190,372
AMB Property	12,600	181,440
American Tower, Cl. A	11,510 a	350,249
AvalonBay Communities	11,099	522,319
Boston Properties	15,120	529,654
Brandywine Realty Trust	47,920	136,572
BRE Properties	18,490	362,959
Digital Realty Trust	11,170	370,621
Equity Residential	30,110	552,518
Essex Property Trust	6,150	352,641
Federal Realty Investment Trust	8,610	396,060
HCP	11,310	201,883
Healthcare Realty Trust	20,030	300,250
Home Properties	7,290	223,438
Host Hotels & Resorts	55,780	218,658
HRPT Properties Trust	53,910	171,973
Kilroy Realty	28,230	485,274
Kimco Realty	72,250	550,545
Mack-Cali Realty	18,070	357,967
Marriott International, Cl. A	11,540	188,794
National Retail Properties	35,060	555,350
Nationwide Health Properties	33,950	753,350
Post Properties	34,130	346,078
ProLogis	28,550	185,575
Public Storage	12,990	717,697
Realty Income	10,350	194,787
Regency Centers	7,150	189,975
Senior Housing Properties Trust	39,610	555,332
Simon Property Group	32,920	1,140,349
SL Green Realty	12,600	136,080
Taubman Centers	18,550	316,092
Ventas	29,760	672,874

Vornado Realty Trust	16,640	553,114
		12,960,840
Total Common Stocks
(cost $63,970,495)		35,947,405

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $100,000)	100,000 [b]	100,000
Total Investments (cost $64,070,495)	95.9%	36,047,405
Cash and Receivables (Net)	4.1%	1,525,445
Net Assets	100.0%	37,572,850

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $64,070,495. Net unrealized depreciation on investments was $28,023,090 of which $191,135 related to appreciated investment securities and $28,214,225 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	20,666,348	15,381,057	0	36,047,405
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2009 (Unaudited)

Common Stocks--96.7%	Shares	Value ($)
Consumer Discretionary--9.1%
Comcast, Cl. A	67,860	925,610
Johnson Controls	121,310	1,455,720
Kohl's	74,430 a	3,149,878
Lowe's Cos.	123,350	2,251,138
Target	54,570	1,876,662
Walt Disney	88,960	1,615,514
Yum! Brands	74,670	2,051,932
		13,326,454
Consumer Staples--11.7%
Avon Products	88,270	1,697,432
Kraft Foods, Cl. A	80,540	1,795,237
PepsiCo	49,520	2,549,290
Philip Morris International	59,240	2,107,759
Procter & Gamble	52,505	2,472,460
Safeway	97,300	1,964,487
SYSCO	73,920	1,685,376
Wal-Mart Stores	55,500	2,891,550
		17,163,591
Energy--13.2%
BP, ADR	51,780	2,076,378
Chevron	44,400	2,985,456
Exxon Mobil	69,230	4,714,563
Marathon Oil	90,430	2,377,405
Nabors Industries	46,750 a	467,032
Occidental Petroleum	19,520	1,086,288
Schlumberger	36,230	1,471,663
Smith International	51,810	1,112,879
Southwestern Energy	58,540 a	1,738,053
Williams Cos.	107,470	1,223,009
		19,252,726
Financial--11.4%
Aflac	62,500	1,210,000
American Express	86,905	1,184,515
Bank of America	184,852	1,260,690
Digital Realty Trust	22,020	730,623
Invesco	116,530	1,615,106

JPMorgan Chase & Co.	85,980	2,285,348
Morgan Stanley	107,040	2,437,301
PartnerRe	22,320	1,385,402
PNC Financial Services Group	41,830	1,225,201
State Street	60,690	1,868,038
U.S. Bancorp	102,120	1,491,973
		16,694,197
Health Care--14.5%
Abbott Laboratories	51,850	2,473,245
Cardinal Health	43,020	1,354,269
Cephalon	21,430 a	1,459,383
Covidien	63,330	2,105,089
Gilead Sciences	50,490 a	2,338,697
Johnson & Johnson	42,820	2,252,332
Medtronic	46,530	1,371,239
Merck & Co.	39,050	1,044,588
Pfizer	132,570	1,805,603
Schering-Plough	33,980	800,229
Teva Pharmaceutical Industries,
ADR	58,550	2,637,678
Thermo Fisher Scientific	42,130 a	1,502,777
		21,145,129
Industrial--7.3%
Caterpillar	46,410	1,297,623
Eaton	58,050	2,139,723
General Electric	166,670	1,685,034
Honeywell International	82,610	2,301,515
Union Pacific	38,550	1,584,791
United Technologies	40,050	1,721,349
		10,730,035
Information Technology--19.8%
Accenture, Cl. A	86,500	2,377,885
Akamai Technologies	95,550 a	1,853,670
Apple	41,160 a	4,326,739
Broadcom, Cl. A	108,880 a	2,175,422
Cisco Systems	85,540 a	1,434,506
Corning	168,590	2,237,189
Google, Cl. A	6,220 a	2,164,933
Hewlett-Packard	69,430	2,225,926
Intel	86,880	1,307,544
Microsoft	90,070	1,654,586
Oracle	129,170	2,334,102
QUALCOMM	73,940	2,877,005

Taiwan Semiconductor
Manufacturing, ADR	230,100	2,059,395
		29,028,902
Materials--3.4%
Air Products & Chemicals	35,160	1,977,750
Freeport-McMoRan Copper & Gold	32,150	1,225,237
Monsanto	21,270	1,767,537
		4,970,524
Telecommunication Services--2.6%
AT & T	57,970	1,460,844
Verizon Communications	79,140	2,390,028
		3,850,872
Utilities--3.7%
Public Service Enterprise Group	55,790	1,644,131
Questar	49,880	1,467,968
Sempra Energy	48,450	2,240,328
		5,352,427
Total Common Stocks
(cost $202,593,488)		141,514,857

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,949,000)	1,949,000 [b]	1,949,000

Total Investments (cost $204,542,488)	98.0%	143,463,857
Cash and Receivables (Net)	2.0%	2,942,291
Net Assets	100.0%	146,406,148

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $204,542,488.

Net unrealized depreciation on investments was $61,078,631 of which $6,756,859 related to appreciated investment securities and $67,835,490 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	143,463,857	0	0	143,463,857
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2009 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Autos & Transports--2.4%
Union Pacific	19,300	793,423
United Parcel Service, Cl. B	17,110	842,154
		1,635,577
Consumer Discretionary--14.0%
Accenture, Cl. A	32,820	902,222
Avon Products	46,730	898,618
Kohl's	33,930 a	1,435,918
Lowe's Cos.	53,650	979,112
McDonald's	16,970	926,053
Target	22,700	780,653
Wal-Mart Stores	36,020	1,876,642
Walt Disney	54,440	988,630
Yum! Brands	29,270	804,340
		9,592,188
Consumer Staples--9.0%
Colgate-Palmolive	11,270	664,705
PepsiCo	26,550	1,366,794
Philip Morris International	46,070	1,639,171
Procter & Gamble	18,560	873,990
Safeway	33,050	667,280
SYSCO	41,410	944,148
		6,156,088
Energy--7.4%
Halliburton	36,990	572,235
Occidental Petroleum	22,050	1,227,082
Schlumberger	13,940	566,243
Smith International	22,600	485,448
Southwestern Energy	27,670 a	821,522
Weatherford International	71,850 a	795,380
Williams Cos.	53,400	607,692
		5,075,602
Financial Services--5.9%
American Express	26,575	362,217
Ameriprise Financial	37,040	758,950
Digital Realty Trust	29,130	966,533
Goldman Sachs Group	10,930	1,158,799
Invesco	55,530	769,646
		4,016,145
Health Care--14.4%

Abbott Laboratories	24,160	1,152,432
C.R. Bard	12,750	1,016,430
Cardinal Health	20,070	631,804
Celgene	23,920 a	1,062,048
Cephalon	18,160 a	1,236,696
Gilead Sciences	22,870 a	1,059,338
Johnson & Johnson	12,270	645,402
Medtronic	19,410	572,013
Pharmaceutical Product Development	26,850	636,882
Teva Pharmaceutical Industries,
ADR	22,330	1,005,966
Thermo Fisher Scientific	24,120 a	860,360
		9,879,371
Integrated Oil & Gas--1.1%
Chevron	10,880	731,571
Materials & Processing--4.8%
Monsanto	14,110	1,172,541
Praxair	18,890	1,271,108
URS	20,900 a	844,569
		3,288,218
Producer Durables--7.1%
Boeing	16,020	569,992
Caterpillar	21,080	589,397
Danaher	16,020	868,604
Honeywell International	44,400	1,236,984
Parker Hannifin	17,200	584,456
United Technologies	23,370	1,004,443
		4,853,876
Technology--31.7%
Akamai Technologies	51,180 a	992,892
Apple	24,480 a	2,573,338
Broadcom, Cl. A	62,520 a	1,249,150
Cisco Systems	86,830 a	1,456,139
Corning	138,620	1,839,487
GameStop, Cl. A	28,150 a	788,763
Google, Cl. A	5,420 a	1,886,485
Hewlett-Packard	59,470	1,906,608
Intel	67,790	1,020,240
International Business Machines	18,200	1,763,398
Microsoft	43,230	794,135
Oracle	89,050	1,609,133
QUALCOMM	45,860	1,784,412
Research In Motion	20,500 a	882,935
Taiwan Semiconductor
Manufacturing, ADR	131,650	1,178,267
		21,725,382

Utilities--1.3%
Questar	29,770	876,131
Total Common Stocks
(cost $86,684,197)		67,830,149

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $655,000)	655,000 [b]	655,000

Total Investments (cost $87,339,197)	100.1%	68,485,149
Liabilities, Less Cash and Receivables	(.1%)	(94,885)
Net Assets	100.0%	68,390,264

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $87,339,197.

Net unrealized depreciation on investments was $18,199,048 of which $3,074,709 related to appreciated investment securities and $21,273,757 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	68,485,149	0	0	68,485,149
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Value Fund
March 31, 2009 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--8.9%
AutoZone	3,260 a	530,141
Best Buy	16,290	618,368
Carnival	52,200	1,127,520
Home Depot	104,190	2,454,716
Johnson Controls	20,880	250,560
Lowe's Cos.	41,680	760,660
News, Cl. A	166,030	1,099,119
Omnicom Group	39,310	919,854
Staples	33,000	597,630
Time Warner	57,520	1,110,136
Time Warner Cable	14,348	355,825
Toll Brothers	28,810 a	523,190
		10,347,719
Consumer Staples--12.8%
Cadbury, ADR	38,922	1,179,337
Colgate-Palmolive	16,040	946,039
CVS Caremark	80,500	2,212,945
Kraft Foods, Cl. A	73,280	1,633,411
Lorillard	9,810	605,669
PepsiCo	36,550	1,881,594
Philip Morris International	63,720	2,267,158
Procter & Gamble	28,390	1,336,885
Wal-Mart Stores	41,860	2,180,906
Walgreen	27,840	722,726
		14,966,670
Energy--16.3%
Anadarko Petroleum	13,640	530,460
Chevron	82,870	5,572,179
Devon Energy	14,870	664,540
EOG Resources	8,830	483,531

Exxon Mobil	76,160	5,186,496
Hess	20,060	1,087,252
Marathon Oil	33,610	883,607
Occidental Petroleum	37,520	2,087,988
Schlumberger	13,980	567,868
XTO Energy	65,960	2,019,695
		19,083,616
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	29,040	1,183,380

Financial--21.0%
ACE	26,030	1,051,612
Aflac	28,880	559,117
Ameriprise Financial	28,760	589,292
AON	43,140	1,760,975
Bank of America	156,050	1,064,261
Capital One Financial	16,950	207,468
Chubb	33,410	1,413,911
Franklin Resources	25,710	1,384,998
Goldman Sachs Group	12,070	1,279,661
Invesco	41,680	577,685
JPMorgan Chase & Co.	175,980	4,677,548
Marsh & McLennan Cos.	28,730	581,782
MetLife	67,550	1,538,113
Moody's	32,960	755,443
Morgan Stanley	36,090	821,769
Northern Trust	12,310	736,384
PNC Financial Services Group	11,800	345,622
Prudential Financial	11,870	225,767
State Street	19,990	615,292
T. Rowe Price Group	20,860	602,020
Travelers Cos.	31,250	1,270,000
U.S. Bancorp	39,070	570,813
Wells Fargo & Co.	130,720	1,861,453
		24,490,986
Health Care--11.8%

Abbott Laboratories	25,150	1,199,655
Amgen	40,740 a	2,017,445
Boston Scientific	71,310 a	566,914
Covidien	26,200	870,888
McKesson	14,210	497,918
Merck & Co.	50,760	1,357,830
Pfizer	231,140	3,148,127
Schering-Plough	32,130	756,662
Thermo Fisher Scientific	15,120 a	539,330
UnitedHealth Group	25,020	523,669
WellPoint	13,950 a	529,682
Wyeth	42,030	1,808,971
		13,817,091
Industrial--7.0%
Dover	21,470	566,379
Eaton	17,760	654,634
General Electric	216,460	2,188,411
Honeywell International	20,860	581,160
Lockheed Martin	8,650	597,109
Raytheon	19,320	752,321
Tyco International	26,920	526,555
Union Pacific	21,350	877,699
United Parcel Service, Cl. B	18,160	893,835
Waste Management	21,771	557,338
		8,195,441
Information Technology--7.0%
Cisco Systems	105,440 a	1,768,229
Hewlett-Packard	27,820	891,909
Intel	50,570	761,079
International Business Machines	6,490	628,816
Microsoft	101,630	1,866,943
Nokia, ADR	108,760	1,269,229
QUALCOMM	24,990	972,361
		8,158,566
Materials--1.9%
Air Products & Chemicals	13,090	736,312
Dow Chemical	35,730	301,204

Freeport-McMoRan Copper & Gold	30,610	1,166,547
		2,204,063
Telecommunication Services--3.7%
AT & T	114,980	2,897,496
Verizon Communications	47,510	1,434,802
		4,332,298
Utilities--7.1%
Entergy	27,470	1,870,432
Exelon	38,630	1,753,416
FPL Group	18,080	917,198
NRG Energy	30,970 a	545,072
PG & E	19,000	726,180
Questar	43,630	1,284,031
Southern	37,980	1,162,948
		8,259,277
Total Common Stocks
(cost $170,698,254)		115,039,107

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,074,000)	2,074,000 [b]	2,074,000

Total Investments (cost $172,772,254)	100.3%	117,113,107
Liabilities, Less Cash and Receivables	(.3%)	(296,799)
Net Assets	100.0%	116,816,308

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $172,772,254.

Net unrealized depreciation on investments was $55,659,147 of which $818,762 related to appreciated investment securities and $56,477,909 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	117,113,107	0	0	117,113,107
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)